Taxation - Taxation in Consolidated Statement of Comprehensive Income (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Additional deduction rate if expense on qualified research and development costs for tax purpose	75.00%	75.00%	75.00%
PRC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Income tax rate	16.50%	16.50%	16.50%
Subsidiaries [member] | PRC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%